Share Option - Summary of Share Compensation Expense Recognized (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2017 KRW (₩)
Disclosure Of Share Based Compensation Expense [Line Items]
Share compensation expense	₩ 414
Major Share Options Transactions [Member]
Disclosure Of Share Based Compensation Expense [Line Items]
Share compensation expense	977
Events including and after reporting period [member]
Disclosure Of Share Based Compensation Expense [Line Items]
Share compensation expense	₩ 1,391